Private Placement - Additional Information (Detail) - USD ($)			2 Months Ended	5 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Private Placement [Line Items]
Proceeds from warrants issued			$ 6,000,000	$ 6,147,440
Exercise price of warrants		$ 11.50
Private Placement Warrants [Member]
Private Placement [Line Items]
Proceeds from warrants issued		$ 6,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants issued	147,440	6,000,000
Number of warrants issued, price per share	$ 1.00			$ 1.00	$ 1.00